Other expenses	12 Months Ended
Dec. 31, 2025
Other Expenses, By Function [Abstract]
Other expenses	8 Other expenses

	2025	2024	2023
	$m	$m	$m
Professional fees	98.9	87.5	61.4
Non-trading technology and support	72.7	59.6	45.8
Trading systems and market data	83.3	68.5	54.6
Occupancy and equipment rental	24.4	25.7	23.0
Travel and business development	33.6	25.6	20.6
Communications	10.0	8.4	7.4
Bank fees	10.3	8.7	5.4
Owner fees	0.4	2.4	6.0
VAT (irrecoverable)	6.2	4.6	2.7
Other	14.1	15.3	10.5
	353.9	306.3	237.4